Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-Sale
Securities AFS consist of the following at December 31:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
2022
U.S. agency	$13,191	$10	$1,100	$12,101
U.S. agency residential mortgage-backed	100,700	19	10,261	90,458
U.S. agency commercial mortgage-backed	15,047	—	1,594	13,453
Private label mortgage-backed	102,196	245	8,596	93,845
Other asset backed	200,755	—	6,030	194,725
Obligations of states and political subdivisions	346,187	55	50,565	295,677
Corporate	87,308	—	9,151	78,157
Trust preferred	979	—	48	931
Total	$866,363	$329	$87,345	$779,347

2021
U.S. agency	$34,634	$152	$112	$34,674
U.S. agency residential mortgage-backed	309,907	1,952	3,874	307,985
U.S. agency commercial mortgage-backed	23,066	84	224	22,926
Private label mortgage-backed	102,480	807	672	102,615
Other asset backed	215,235	1,204	269	216,170
Obligations of states and political subdivisions	568,355	9,942	2,221	576,076
Corporate	148,707	2,446	1,194	149,959
Trust preferred	1,975	—	56	1,919
Foreign government	499	7	—	506
Total	$1,404,858	$16,594	$8,622	$1,412,830

Debt Securities, Held-to-Maturity
Securities HTM consist of the following at December 31:

	Carrying Value	Transferred Unrealized Loss (1)	ACL	Amortized Cost	Unrealized		Fair Value
					Gains	Losses
	(In thousands)
2022
U.S. agency	$27,634	$1,839	$—	$29,473	$—	$5,066	$24,407
U.S. agency residential mortgage-backed	117,650	10,845	—	128,495	—	25,239	103,256
U.S. agency commercial mortgage-backed	4,798	228	—	5,026	—	596	4,430
Private label mortgage-backed	7,242	416	1	7,659	—	997	6,662
Obligations of states and political subdivisions	168,134	8,555	39	176,728	11	25,591	151,148
Corporate	48,418	1,130	123	49,671	—	5,156	44,515
Trust preferred	942	53	5	1,000	—	—	1,000
Total	$374,818	$23,066	$168	$398,052	$11	$62,645	$335,418
(1)Represents the remaining unrealized loss to be accreted on securities that were transferred from AFS to HTM on April 1, 2022.

Schedule of Unrealized Loss on Investments
Our investments’ gross unrealized losses and fair values for securities AFS aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2022
U.S. agency	$8,244	$799	$2,587	$301	$10,831	$1,100
U.S. agency residential mortgage-backed	33,784	1,920	54,793	8,341	88,577	10,261
U.S. agency commercial mortgage-backed	1,609	73	11,844	1,521	13,453	1,594
Private label mortgage-backed	39,954	2,582	53,346	6,014	93,300	8,596
Other asset backed	110,859	2,657	83,802	3,373	194,661	6,030
Obligations of states and political subdivisions	56,455	10,216	231,705	40,349	288,160	50,565
Corporate	24,876	1,737	51,293	7,414	76,169	9,151
Trust preferred	—	—	931	48	931	48
Total	$275,781	$19,984	$490,301	$67,361	$766,082	$87,345

2021
U.S. agency	$11,986	$109	$1,286	$3	$13,272	$112
U.S. agency residential mortgage-backed	171,398	3,555	19,024	319	190,422	3,874
U.S. agency commercial mortgage-backed	19,900	224	—	—	19,900	224
Private label mortgage-backed	64,408	640	2,180	32	66,588	672
Other asset backed	86,581	248	978	21	87,559	269
Obligations of states and political subdivisions	178,484	2,151	7,093	70	185,577	2,221
Corporate	75,166	1,150	1,050	44	76,216	1,194
Trust preferred	—	—	1,919	56	1,919	56
Total	$607,923	$8,077	$33,530	$545	$641,453	$8,622

Debt Securities, Held-to-Maturity, Credit Quality
On a quarterly basis, we monitor the credit quality of securities HTM through the use of credit ratings. The carrying value of securities HTM at December 31, 2022, aggregated by credit quality follow:

	Private Label Mortgage- Backed	Obligations of States and Political Subdivisions	Corporate	Trust Preferred	Carrying Value Total
	(In thousands)
Credit rating:
AAA	$7,242	$32,876	$—	$—	$40,118
AA	—	110,033	—	—	110,033
A	—	3,917	6,900	—	10,817
BBB	—	1,167	38,621	—	39,788
Non-rated	—	20,141	2,897	942	23,980
Total	$7,242	$168,134	$48,418	$942	$224,736

Debt Securities, Held-to-Maturity, Allowance for Credit Loss
An analysis of the ACL by security HTM type for the year ended December 31, follows:

	Private Label Mortgage- Backed	Obligations of States and Political Subdivisions	Corporate	Trust Preferred	Total
	(In thousands)
2022
Balance at beginning of period	$—	$—	$—	$—	$—
Additions (deductions)
Provision for credit losses	1	39	123	5	168
Recoveries credited to the allowance	—	—	—	—	—
Securities HTM charged against the allowance	—	—	—	—	—
Balance at end of period	$1	$39	$123	$5	$168

Investments Classified by Contractual Maturity Date
The amortized cost and fair value of securities AFS and securities HTM at December 31, 2022, by contractual maturity, follow:

	Securities AFS		Securities HTM
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$11,663	$11,521	$5,959	$5,928
Maturing after one year but within five years	119,701	107,942	45,013	40,838
Maturing after five years but within ten years	108,819	91,876	116,115	100,641
Maturing after ten years	207,482	175,527	89,785	73,663
	447,665	386,866	256,872	221,070
U.S. agency residential mortgage-backed	100,700	90,458	128,495	103,256
U.S. agency commercial mortgage-backed	15,047	13,453	5,026	4,430
Private label mortgage-backed	102,196	93,845	7,659	6,662
Other asset backed	200,755	194,725	—	—
Total	$866,363	$779,347	$398,052	$335,418

Gains and Losses Realized on Sale of Securities Available for Sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains	Losses
	(In thousands)
2022	$70,523	$164	$439
2021	85,371	1,475	64
2020	38,095	271	4